Segmented Information - Operating Results by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gross premiums:	$ 22,680	$ 20,981
Less: Ceded premiums	2,392	2,339
Interest income on plan assets	13,140	2,389
Fee income	6,251	5,966
Total revenue	39,679	26,997
Total benefits and expenses	36,446	23,486
Income tax expense (benefit)	286	597
Total net income (loss)	2,947	2,914
Less: Net income (loss) attributable to participating policyholders (Note 21)	230	298
Less: Net income (loss) attributable to non-controlling interests	4	0
Shareholders’ net income (loss)	2,713	2,616
Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0
Less: Ceded premiums	0	0
Interest income on plan assets	(20)	(26)
Fee income	(144)	(126)
Total revenue	(164)	(152)
Total benefits and expenses	(164)	(152)
Income tax expense (benefit)	0	0
Total net income (loss)	0	0
Less: Net income (loss) attributable to participating policyholders (Note 21)	0	0
Less: Net income (loss) attributable to non-controlling interests	0
Shareholders’ net income (loss)		0
Annuities
Disclosure of operating segments [line items]
Gross premiums:	3,302	3,183
Annuities | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Life insurance
Disclosure of operating segments [line items]
Gross premiums:	9,470	8,677
Life insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Health insurance
Disclosure of operating segments [line items]
Gross premiums:	9,908	9,121
Health insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Canada | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	14,083	13,373
Less: Ceded premiums	1,488	1,487
Interest income on plan assets	6,474	1,942
Fee income	1,320	1,240
Total revenue	20,389	15,068
Total benefits and expenses	19,317	13,497
Income tax expense (benefit)	15	308
Total net income (loss)	1,057	1,263
Less: Net income (loss) attributable to participating policyholders (Note 21)	174	321
Less: Net income (loss) attributable to non-controlling interests	0
Shareholders’ net income (loss)	883	942
Canada | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,276	3,261
Canada | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	5,178	4,796
Canada | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	5,629	5,316
U.S. | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	5,838	5,400
Less: Ceded premiums	662	597
Interest income on plan assets	2,802	305
Fee income	86	73
Total revenue	8,064	5,181
Total benefits and expenses	7,878	5,183
Income tax expense (benefit)	28	(19)
Total net income (loss)	158	17
Less: Net income (loss) attributable to participating policyholders (Note 21)	(5)	(35)
Less: Net income (loss) attributable to non-controlling interests	0
Shareholders’ net income (loss)	163	52
U.S. | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	1	0
U.S. | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	1,605	1,633
U.S. | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	4,232	3,767
Asset Management
Disclosure of operating segments [line items]
Total revenue	4,392	4,124
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: Ceded premiums	0	0
Interest income on plan assets	83	13
Fee income	4,309	4,111
Total revenue	4,392	4,124
Total benefits and expenses	3,229	2,930
Income tax expense (benefit)	262	284
Total net income (loss)	901	910
Less: Net income (loss) attributable to participating policyholders (Note 21)	0	0
Less: Net income (loss) attributable to non-controlling interests	4
Shareholders’ net income (loss)	897	910
Asset Management | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asset Management | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asset Management | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asia | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	2,630	2,179
Less: Ceded premiums	222	232
Interest income on plan assets	2,865	76
Fee income	531	514
Total revenue	5,804	2,537
Total benefits and expenses	5,172	1,919
Income tax expense (benefit)	51	51
Total net income (loss)	581	567
Less: Net income (loss) attributable to participating policyholders (Note 21)	61	12
Less: Net income (loss) attributable to non-controlling interests	0
Shareholders’ net income (loss)	520	555
Asia | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	2	1
Asia | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	2,597	2,154
Asia | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	31	24
Corporate
Disclosure of operating segments [line items]
Total revenue	1,194	239
Corporate | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	129	29
Less: Ceded premiums	20	23
Interest income on plan assets	936	79
Fee income	149	154
Total revenue	1,194	239
Total benefits and expenses	1,014	109
Income tax expense (benefit)	(70)	(27)
Total net income (loss)	250	157
Less: Net income (loss) attributable to participating policyholders (Note 21)	0	0
Less: Net income (loss) attributable to non-controlling interests	0
Corporate | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	23	(79)
Corporate | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	90	94
Corporate | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	$ 16	$ 14